Consolidated Statement of Changes in Stockholders’ Equity (Deficit) - USD ($)	Series D Preferred stock	Series E Preferred Stock	Series F Preferred Stock	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2018		$ 78			$ 679,259	$ (5,675,391)	$ 1,581,585	$ (3,414,469)
Balance (in Shares) at Dec. 31, 2018		775,000
Recapitalization	$ 39			$ 175	3,889,219		(1,591,221)	2,298,212
Recapitalization (in Shares)	389,036			1,747,879
Stock based compensation					3,803,922		86,705	3,890,627
Adjustment of redemption value of preferred stock							23,852	23,852
Beneficial conversion feature of preferred stock dividends							70,205	70,205
Preferred stock deemed dividend							(70,205)	(70,205)
Accrued preferred stock dividends							(70,205)	(70,205)
Series F Preferred stock issued for assets			$ 20		8,599,980			8,600,000
Series F Preferred stock issued for assets (in Shares)			200,000
Sale of Series D Preferred stock units	$ 7				1,334,990			1,334,997
Sale of Series D Preferred stock units (in Shares)	75,350
Notes and accrued interest cancelled pursuant to merger					706,501			706,501
Reclassification of warrant derivative to liabilities related to Series D unit sales					(691,780)			(691,780)
Issuance of common shares upon conversion of Series D preferred stock				$ 12	(12)
Issuance of common shares upon conversion of Series D preferred stock (in Shares)	(9,840)			123,000
Issuance of common shares for deferred compensation				$ 50	(50)
Issuance of common shares for deferred compensation (in Shares)				494,593
Accrued salary foregiven pursuant to merger					187,500			187,500
Stockholder shares transferred as compensation expense					752,500			752,500
Reclassification of warrant derivative to liabilities related to Series D unit sales					(1,058,866)			(1,058,866)
Adjustment for fractional shares
Adjustment for fractional shares (in Shares)				1,109
Issuance of common shares upon conversion of Series E preferred stock		$ (4)		$ 50	(46)
Issuance of common shares upon conversion of Series E preferred stock (in Shares)		(40,014)		500,178
Issuance of common shares upon conversion of Series F preferred stock			$ (6)	$ 75	(69)
Issuance of common shares upon conversion of Series F preferred stock (in Shares)			(60,232)	752,899
Net loss						(11,812,797)	(30,716)	(11,843,513)
Balance at Dec. 31, 2019	$ 46	$ 74	$ 14	$ 362	18,203,048	(17,488,188)		715,356
Balance (in Shares) at Dec. 31, 2019	454,546	734,986	139,768	3,619,658
Stock based compensation					3,058,072			3,058,072
Series D Preferred stock issued for accrued penalties	$ 11				1,929,505			1,929,516
Series D Preferred stock issued for accrued penalties (in Shares)	106,134
Sale of Series D Preferred stock units					25,000			25,000
Sale of Series D Preferred stock units (in Shares)	1,375
Reclassification of warrant derivative to liabilities related to Series D unit sales					(26,465)			(26,465)
Issuance of shares for services				$ 10	154,690			154,700
Issuance of shares for services (in Shares)				102,000
Issuance of vested shares				$ 31	(31)
Issuance of vested shares (in Shares)				312,500
Issuance of common shares upon conversion of convertible notes and accrued interest				$ 6	56,390			56,396
Issuance of common shares upon conversion of convertible notes and accrued interest (in Shares)				60,000
Issuance of common shares upon conversion of Series D preferred stock	$ (3)			$ 43	(40)
Issuance of common shares upon conversion of Series D preferred stock (in Shares)	(34,260)			428,250
Issuance of common shares upon conversion of Series E preferred stock				$ 4	(4)
Issuance of common shares upon conversion of Series E preferred stock (in Shares)		(3,141)		39,260
Issuance of common shares upon conversion of Series F preferred stock			$ (7)	$ 94	(87)
Issuance of common shares upon conversion of Series F preferred stock (in Shares)			(75,386)	942,340
Net loss						(17,036,837)		(17,036,837)
Balance at Dec. 31, 2020	$ 54	$ 74	$ 7	$ 550	$ 23,400,078	$ (34,525,025)		$ (11,124,262)
Balance (in Shares) at Dec. 31, 2020	527,795	731,845	64,382	5,504,008